Financial instruments and fair value measurement - Financial instruments by fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement [line items]
Non-current derivative financial instruments - assets	$ 648	$ 559
Current financial investments	15,335	29,224
Current derivative financial instruments - assets	1,024	1,378
Non-current derivative financial instruments liabilities	(1,958)	(1,795)
Current derivative financial instruments - liabilities	(833)	(1,619)
Total fair value
Disclosure of fair value measurement [line items]
Non-current financial investments	5,519	3,366
Non-current derivative financial instruments - assets	648	559
Current financial investments	344	402
Current derivative financial instruments - assets	1,024	1,378
Cash equivalents	1,278	1,875
Non-current derivative financial instruments liabilities	(1,958)	(1,795)
Current derivative financial instruments - liabilities	(833)	(1,619)
Net fair value	6,022	4,165
Level 1
Disclosure of fair value measurement [line items]
Non-current financial investments	3,178	1,294
Non-current derivative financial instruments - assets	0	0
Current financial investments	0	0
Current derivative financial instruments - assets	2	6
Non-current derivative financial instruments liabilities	0	0
Current derivative financial instruments - liabilities	0	0
Net fair value	3,180	1,300
Level 2
Disclosure of fair value measurement [line items]
Non-current financial investments	1,762	1,528
Non-current derivative financial instruments - assets	105	104
Current financial investments	344	402
Current derivative financial instruments - assets	904	1,195
Cash equivalents	1,278	1,875
Non-current derivative financial instruments liabilities	(1,942)	(1,754)
Current derivative financial instruments - liabilities	(775)	(1,577)
Net fair value	1,676	1,773
Level 3
Disclosure of fair value measurement [line items]
Non-current financial investments	579	543
Non-current derivative financial instruments - assets	543	455
Current financial investments	0
Current derivative financial instruments - assets	118	177
Non-current derivative financial instruments liabilities	(17)	(42)
Current derivative financial instruments - liabilities	(58)	(41)
Net fair value	$ 1,167	$ 1,092